Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

As of September 30, 2024 and March 31, 2025, property, plant and equipment, net consisted of the following:

	As of
	September 30, 2024	March 31, 2025
Furniture	$63,101	$63,101
Leasehold improvements	87,172	93,582
Total property plant and equipment, at cost	150,273	156,683
Less: accumulated depreciation	(27,172)	(68,751)
Total property, plant and equipment, net	$123,101	$87,932

Depreciation expenses for the six months ended March 31, 2024 and 2025 were $5,666 and $41,579, respectively.